Vessels Net (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2018	Mar. 29, 2018	Mar. 22, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Property Plant And Equipment [Line Items]
Cash payments					$ 44,950	$ 0
Net proceeds from sale of assets					16,206	0
Loss on sale of asset	$ 0			$ 0	$ (32,444)	$ 0
Shinyo Kannika
Property Plant And Equipment [Line Items]
Net proceeds from sale of assets			$ 16,206
Loss on sale of asset			$ 32,444
Navios Acquisition | Nave Galactic
Property Plant And Equipment [Line Items]
Acquisition cost		$ 45,526
Working Capital Balance		(576)
Cash payments		$ 44,950